List of cases in which the Fund is a party:

1.	United States District Court for the District of Puerto Rico - Civil No. 16-2374-JAG:

Description: On July 20, 2016, a group of hedge funds and other parties, as beneficial owners of substantial amounts of Commonwealth general obligation bonds (the "GO Bonds"), filed a complaint to lift the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") stay and challenge the Governor's declaration of a moratorium on the payment of principal and interest on the GO Bonds. On November 4, 2016, the plaintiffs in this case filed an amended complaint to include additional causes of action related to the pledge of a portion of the proceeds from Puerto Rico sales and use tax ("SUT") collection towards the payment of the Puerto Rico Sales Tax Financing Corporation ("COFINA" for its Spanish acronym) bonds, alleging that such SUT proceeds are "available resources" under the Puerto Rico Constitution and, therefore, must be directed to the payment of principal and interest on the GO Bonds.

On November 15, 2016, a group of Puerto Rico investment companies, including the Fund (the "Puerto Rico Funds"), holding approximately $645 million in senior and subordinated COFINA Bonds, filed a motion to intervene as defendants in the Lex Claims case.

Parties: Lex Claims, LLC; JACANA HOLDINGS I LLC; JACANA HOLDINGS II LLC; JACANA HOLDINGS III LLC; JACANA HOLDINGS IV LLC; JACANA HOLDINGS V LLC; MPR INVESTORS LLC; ROLSG, LLC; RRW I LLC; SL PUERTO RICO FUND II, L.P., Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc., Puerto Rico AAA Portfolio Bond Fund, Inc., Puerto Rico AAA Portfolio Target Maturity Fund, Inc., Puerto Rico Fixed Income Fund, Inc., Puerto Rico Fixed Income Fund II, Inc., Puerto Rico Fixed Income Fund III, Inc., Puerto Rico Fixed Income Fund IV, Inc., Puerto Rico Fixed Income Fund V, Inc., Puerto Rico Fixed Income Fund VI, Inc., Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc., Puerto Rico Investors Bond Fund I, Puerto Rico Investors Tax-Free Fund, Inc., Puerto Rico Investors Tax-Free Fund, Inc. II, Puerto Rico Investors Tax-Free Fund III, Inc., Puerto Rico Investors Tax-Free Fund IV, Inc., Puerto Rico Investors Tax-Free Fund V, Inc., Puerto Rico Investors Tax-Free Fund VI, Inc., Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc., Tax-Free Puerto Rico Fund, Inc., Tax-Free Puerto Rico Fund II, Inc., Tax-Free Puerto Rico Target Maturity Fund, Inc., and UBS IRA Select Growth & Income Puerto Rico Fund, Intervenors as Defendants, as to Counts I-IX and XII-XIII

ALEJANDRO GARCÍA PADILLA, in his official capacity as Governor of the Commonwealth of Puerto Rico; JUAN ZARAGOZA GÓMEZ, in his official capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico; LUIS CRUZ BATISTA, in his official capacity as Director of the Office of Management and Budget of the Commonwealth of Puerto Rico; THE PUERTO RICO SALES TAX FINANCING CORPORATION (also known as COFINA); JUAN VAQUER, in his official capacity as Executive Director of COFINA; and BANK OF NEW YORK MELLON CORP., Defendants.

2.       United States District Court for the District of Puerto Rico - Civil No. 16-2696-FAB:

Description: On October 12, 2016, several investment funds that were holders of secured bonds issued by the ERS, which included the Puerto Rico Funds (jointly the "Movants"), filed a motion for relief of the PROMESA automatic stay and requested adequate protection for placing the employers' contributions which were pledged as collateral for the bonds (hereinafter, the "Employers' Contributions"), in an account established for the benefit of the ERS bondholders. Movants alleged that on June 30, 2016, the Governor of Puerto Rico had issued an Executive Order declaring the ERS in a state of emergency and suspending the ERS's contractual obligation to transfer employers' contributions to the ERS fiscal agent for payment on its outstanding bonds. Then governor Alejandro García Padilla also suspended the Commonwealth's obligation to make employers' contributions to the ERS, up to the amount of debt service payable to the ERS during fiscal year 2016-2017. Therefore, Movants submitted that the collateral for their bonds lacked adequate protection, which was a cause for relief from the automatic stay.

Parties: ALTAIR GLOBAL CREDIT OPPORTUNITIES FUND (A), L.L.C.; CLAREN ROAD CREDIT MASTER FUND, LTD.; CLAREN ROAD CREDIT OPPORTUNITIES MASTER FUND, LTD.; GLENDON OPPORTUNITIES FUND, L.P., NOKOTA CAPITAL MASTER FUND, L.P.; OAKTREE-FORREST MULTI-STRATEGY, L.L.C. (SERIES B); OAKTREE OPPORTUNITIES FUND IX, L.P.; OAKTREE OPPORTUNITIES FUND IX (PARALLEL 2), L.P.; OAKTREE VALUE OPPORTUNITIES FUND, L.P.; OCHER ROSE, L.L.C., PUERTO RICO AAA PORTFOLIO BOND FUND, INC.; PUERTO RICO AAA PORTFOLIO BOND FUND II, INC.; PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC.; PUERTO RICO FIXED INCOME FUND, INC.; PUERTO RICO FIXED INCOME FUND II, INC.; PUERTO RICO FIXED INCOME FUND III, INC.; PUERTO RICO FIXED INCOME FUND IV, INC.; PUERTO RICO FIXED INCOME FUND V, INC.; PUERTO RICO GNMA & U.S. GOVERNMENT TARGET MATURITY FUND, INC.; PUERTO RICO INVESTORS BOND FUND I, PUERTO RICO INVESTORS TAX-FREE FUND, INC.; PUERTO RICO INVESTORS TAX-FREE FUND II, INC.; PUERTO RICO INVESTORS TAX-FREE FUND III, INC.; PUERTO RICO INVESTORS TAX-FREE FUND IV, INC.; PUERTO RICO INVESTORS TAX-FREE FUND V, INC.; PUERTO RICO INVESTORS TAX-FREE FUND VI, INC.; PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC.; SV CREDIT, L.P.; TAX-FREE PUERTO RICO FUND, INC.; TAX-FREE PUERTO RICO FUND II, INC.; TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC.; and UBS IRA SELECT GROWTH & INCOME PUERTO RICO FUND, Movants

GOVERNOR ALEJANDRO GARCÍA PADILLA, in his official capacity as the Governor of the Commonwealth of Puerto Rico; JUAN ZARAGOZA-GÓMEZ, in his official capacity as the Secretary of Treasury of the Commonwealth of Puerto Rico; LUIS F. CRUZ BATISTA, in his official capacity as the Director of the Commonwealth’s Office of Management and Budget; and THE EMPLOYEES RETIREMENT SYSTEM OF THE GOVERNMENT OF THE COMMONWEALTH OF PUERTO RICO, Respondents.

3.       United States District Court for the District of Puerto Rico - Title III cases filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") - In re: The Financial Oversight and Management Board for Puerto Rico, as representative of The Commonwealth of Puerto Rico – PROMESA Title III – No. 17 BK 3283-LTS / The Financial Oversight and Management Board for Puerto Rico, as representative of the Puerto Rico Sales Tax Financing Corporation No. 17 BK 3284-LTS (Joint administration)/Bank of New York Mellon, as Trustee, for Interpleader and Declaratory Relief – Adversary Proceeding 17-00133; The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, v. Bettina White, as agent of the Puerto Rico Sales Tax Financing Corporation – Adversary Proceeding 17-0257.

Description: On May 5, 2017, the FOMB filed a petition for relief for COFINA, under Title III of PROMESA (Case No. 17-3284 (the "COFINA case"). A group of investment companies, including the Puerto Rico Funds, filed a Notice of Appearance to protect the COFINA bonds' pledge of sales and use tax collections.

Parties:

Civil No. 17 BK 3283-LTS: In re: The Financial Oversight and Management Board for Puerto Rico, as representative of The Commonwealth of Puerto Rico – PROMESA Title III

Civil No. 17 BK 3284-LTS: The Financial Oversight and Management Board for Puerto Rico, as representative of the Puerto Rico Sales Tax Financing Corporation (Joint administration); Bank of New York Mellon, as Trustee, for Interpleader and Declaratory Relief; Intervenors: Puerto Rico AAA Portfolio Bond Fund II; Inc., Puerto Rico AAA Portfolio Bond Fund, Inc.; Puerto Rico AAA Portfolio Target Maturity Fund, Inc.; Puerto Rico Fixed Income Fund, Inc.; Puerto Rico Fixed Income Fund II, Inc.; Puerto Rico Fixed Income Fund III, Inc.; Puerto Rico Fixed Income Fund IV, Inc.; Puerto Rico Fixed Income Fund V, Inc.; Puerto Rico Fixed Income Fund VI, Inc.; Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc.; Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc.; Tax-Free Puerto Rico Fund, Inc.; Tax-Free Puerto Rico Fund II, Inc.; Tax-Free Puerto Rico Target Maturity Fund, Inc.; and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 17-00133: The Bank of New York Melon, as Trustee, Plaintiff v. Puerto Rico Sales Tax Financing Corporation (“COFINA”); WHITEBOX MULTI-STRATEGY PARTNERS, L.P.; WHITEBOX ASYMMETRIC PARTNERS, L.P.; WHITEBOX INSTITUTIONAL PARTNERS, L.P.; PANDORA SELECT PARTNERS, L.P.; AMBAC ASSURANCE CORPORATION; FRANKLIN ADVISERS, INC., and CEDE & CO., as nominee for The Depository Trust Company, Defendants.

Puerto Rico AAA Portfolio Bond Fund II, Inc.; Puerto Rico AAA Portfolio Bond Fund, Inc.; Puerto Rico AAA Portfolio Target Maturity Fund, Inc.; Puerto Rico Fixed Income Fund, Inc.; Puerto Rico Fixed Income Fund II, Inc.; Puerto Rico Fixed Income Fund III, Inc.; Puerto Rico Fixed Income Fund IV, Inc.; Puerto Rico Fixed Income Fund V, Inc.; Puerto Rico Fixed Income Fund VI, Inc.; Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc.; Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc.; Tax-Free Puerto Rico Fund, Inc.; Tax-Free Puerto Rico Fund II, Inc.; Tax-Free Puerto Rico Target Maturity Fund, Inc.; UBS IRA Select Growth & Income Puerto Rico Fund, Intervenors as Defendants.

Adversary Proceeding 17-0257: The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Financial Oversight and Management Board For Puerto Rico as representative of Commonwealth of Puerto Rico, Plaintiff v. Bettina White, as agent of The Financial Oversight and Management Board For Puerto Rico as representative of The Puerto Rico Sales Tax Financing Corporation (“COFINA”), Defendant; Puerto Rico AAA Portfolio Bond Fund II, Inc.; Puerto Rico AAA Portfolio Bond Fund, Inc.; Puerto Rico AAA Portfolio Target Maturity Fund, Inc.; Puerto Rico Fixed Income Fund, Inc.; Puerto Rico Fixed Income Fund II, Inc.; Puerto Rico Fixed Income Fund III, Inc.; Puerto Rico Fixed Income Fund IV, Inc.; Puerto Rico Fixed Income Fund V, Inc.; Puerto Rico Fixed Income Fund VI, Inc.; Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc.; Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc.; Tax-Free Puerto Rico Fund, Inc.; Tax-Free Puerto Rico Fund II, Inc.; Tax-Free Puerto Rico Target Maturity Fund, Inc.; and UBS IRA Select Growth & Income Puerto Rico Fund, Intervenors.

4.       United States District Court for the District of Puerto Rico - Title III cases filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") - In re: The Financial Oversight and Management Board, as representative of the Employees Retirement System of the Commonwealth - PROMESA Title III No. 17-BK-3566 / Employees Retirement System v. Altair Global Credit Opportunities Fund (A) LLC, et al, Adversary Proceeding No. 17-0213/ Altair Global Credit Opportunities Fund (A) LLC, et al v. the Employees Retirement System, Adversary Proceeding Nos. 17-0219 and 17-0220/ Employees Retirement System v. Defendants 1H-78H, Adversary Proceeding No. 19-00359/ Employees Retirement System v. Glendon Opportunities, Adversary Proceeding No. 19-00367

Description: On May 21, 2017, the FOMB filed a petition for relief for ERS, under Title III of PROMESA (Case No. 17-3566 (the "ERS case"). All employers' contributions received by the ERS during the pendency of the PROMESA stay were segregated in an account for the benefit of holders of ERS Bonds, pursuant to the January 2017 Stipulation. When the ERS case was filed, several groups of funds, among them the Puerto Rico Funds (hereinafter the "ERS Bondholders"), filed notices of appearance in the case to protect the ERS bonds' pledge of the Employers' Contributions for payment of the bonds' debt service. On May 31, 2017, the ERS Bondholders filed a joint motion for adequate protection of their security interest or, in the alternative, grant them a relief from the automatic stay to seek adequate protection for their security interests. They alleged that the Commonwealth and the ERS were refusing to provide adequate protection to their property interest and that the Commonwealth was not making its required Employers' Contributions to the ERS, explicitly stating that it intended to continue withholding those contributions.

Parties:

Civil No. 17-BK-3566: In re: The Financial Oversight and Management Board, as representative of the Employees Retirement System of the Commonwealth

Adversary Proceeding No. 17-0213: The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiff v. ALTAIR GLOBAL CREDIT OPPORTUNITIES FUND (A), LLC; ANDALUSIAN GLOBAL DESIGNATED ACTIVITY COMPANY; GLENDON OPPORTUNITIES FUND, L.P.; MASON CAPITAL MASTER FUND LP; NOKOTA CAPITAL MASTER FUND, L.P.; OAKTREE-FORREST MULTI-STRATEGY, LLC (SERIES B); OAKTREE OPPORTUNITIES FUND IX, L.P.; OAKTREE OPPORTUNITIES FUND IX (PARALLEL 2), L.P.; OAKTREE VALUE OPPORTUNITIES FUND, L.P.; OCHER ROSE, L.L.C.; PUERTO RICO AAA PORTFOLIO BOND FUND, INC.; PUERTO RICO AAA PORTFOLIO BUND FUND II, INC.; PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC.; PUERTO RICO FIXED INCOME FUND, INC.; BOND FUND II, INC.; PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC.; PUERTO RICO FIXED INCOME FUND, INC.; PUERTO RICO FIXED INCOME FUND II, INC.; PUERTO RICO FIXED INCOME FUND III, INC.; PUERTO RICO FIXED INCOME FUND IV, INC.; PUERTO RICO FIXED INCOME FUND V, INC.; PUERTO RICO GNMA & U.S. GOVERNMENT TARGET MATURITY FUND, INC.; PUERTO RICO INVESTORS BOND FUND I; PUERTO RICO INVESTORS TAX-FREE FUND, INC.; PUERTO RICO INVESTORS TAX-FREE FUND II, INC.; PUERTO RICO INVESTORS TAX-FREE FUND III, INC.; PUERTO RICO INVESTORS TAX-FREE FUND IV, INC.; PUERTO RICO INVESTORS TAX-FREE FUND V, INC.; PUERTO RICO INVESTORS TAX-FREE FUND VI, INC.; PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC.; SV CREDIT, L.P.; TAX-FREE PUERTO RICO FUND, INC.; TAX-FREE PUERTO RICO FUND II, INC.; TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC.; and UBS IRA SELECT GROWTH & INCOME PUERTO RICO FUND, Defendants.

Adversary Proceeding Nos. 17-0219 and 17-0220: Altair Global Credit Opportunities Fund (A), LLC, Andalusian Global Designated Activity Company, Glendon Opportunities Fund, L.P., Mason Capital Master Fund LP, Nokota Capital Master Fund, L.P., Oaktree-Forrest Multi-Strategy, LLC (Series B), Oaktree Opportunities Fund IX, L.P., Oaktree Opportunities Fund IX (Parallel 2), L.P., Oaktree Value Opportunities Fund, L.P., Ocher Rose, L.L.C., Puerto Rico AAA Portfolio Bond Fund, Inc., Puerto Rico AAA Portfolio Bond Fund II, Inc., Puerto Rico AAA Portfolio Target Maturity Fund, Inc., Puerto Rico Fixed Income Fund, Inc., Puerto Rico Fixed Income Fund II, Inc., Puerto Rico Fixed Income Fund III, Inc., Puerto Rico Fixed Income Fund IV, Inc., Puerto Rico Fixed Income Fund V, Inc., Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc., Puerto Rico Investors Bond Fund I, Puerto Rico Investors Tax-Free Fund, Inc., Puerto Rico Investors Tax-Free Fund, Inc. II, Puerto Rico Investors Tax-Free Fund III, Inc., Puerto Rico Investors Tax-Free Fund IV, Inc., Puerto Rico Investors Tax-Free Fund V, Inc., Puerto Rico Investors Tax-Free Fund VI, Inc., Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc., SV Credit, L.P., Tax-Free Puerto Rico Fund, Inc., Tax-Free Puerto Rico Fund II, Inc., and Tax-Free Puerto Rico Target Maturity Fund, Inc., Plaintiffs, v. THE COMMONWEALTH OF PUERTO RICO, THE FINANCIAL OVERSIGHT AND MANAGEMENT BOARD OF THE COMMONWEALTH OF PUERTO RICO, THE PUERTO RICO FISCAL AGENCY AND FINANCIAL ADVISORY AUTHORITY, THE EMPLOYEES RETIREMENT SYSTEM OF THE GOVERNMENT OF THE COMMONWEALTH OF PUERTO RICO, GOVERNOR RICARDO ROSSELLÓ NEVARES in his official capacity as the Governor of the Commonwealth of Puerto Rico, RAÚL MALDONADO in his official capacity as the Secretary of Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding No. 19-00364: THE FINANCIAL OVERSIGHT AND MANAGEMENT BOARD FOR PUERTO RICO, as a representative of PUERTO RICO HIGHWAYS AND TRANSPORTATION AUTHORITY and THE OFFICIAL COMMITTEE OF UNSECURED CREDITORS OF ALL TITLE III DEBTORS (OTHER THAN COFINA), as section 926 trustee of PUERTO RICO HIGHWAYS AND TRANSPORTATION AUTHORITY, Plaintiffs, v. DAVIDSON KEMPNER CAPITAL MANAGEMENT LP; JOSE A. CEPEDA RETIREMENT PLAN REPRESENTED BY UBS TRUST COMPANY OF PR; MARIA I. RIVERA SANCHEZ RETIREMENT PLAN, REPRESENTED BY UBS TRUST COMPANY OF PR; MGIC INDEMNITY CORPORATION; MORGAN STANLEY WEALTH MANAGEMENT (ON BEHALF OF SAKAMOTO-HATA LIVING TRUST); NIDCO MANAGEMENT GROUP RETIREMENT PLAN, REPRESENTED BY UBS TRUST COMPANY OF PR; PUERTO RICO INVESTORS BOND FUND I; PUERTO RICO INVESTORS TAX-FREE FUND VI, INC.; R HUGHES AND J HUGHES TTEE HUGHES FAMILY TRUST; RJ HUGHES SBTULWT RE HUGHES UAD 05/28/2012 ROBERT B. HUGHES TTEE; STONE LION L.P.; UBS IRA SELECT GROWTH & INCOME PUERTO RICO FUND; UNITED STATES DEPARTMENT OF AGRICULTURE - RURAL DEVELOPMENT; WELLS FARGO MUNICIPAL BOND FUND; WELLS FARGO WISCONSIN TAX FREE FUND

Adversary Proceeding No. 19-00367: THE FINANCIAL OVERSIGHT AND MANAGEMENT BOARD FOR PUERTO RICO, as representative of EMPLOYEES RETIREMENT SYSTEM OF THE GOVERNMENT OF THE COMMONWEALTH OF PUERTO RICO, and THE OFFICIAL COMMITTEE OF UNSECURED CREDITORS OF ALL TITLE III DEBTORS (OTHER THAN COFINA), as section 926 trustee of THE COMMONWEALTH OF PUERTO RICO, Plaintiffs, v. GLENDON OPPORTUNITIES FUND, L.P.; OAKTREE-FORREST MULTI-STRATEGY, LLC (SERIES B); OAKTREE OPPORTUNITIES FUND IX, L.P.; OAKTREE OPPORTUNITIES FUND IX (PARALLEL 2), L.P.; OAKTREE VALUE OPPORTUNITIES FUND, L.P.; PUERTO RICO AAA PORTFOLIO BOND FUND, INC.; PUERTO RICO AAA PORTFOLIO BOND FUND II, INC.; PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC.; PUERTO RICO FIXED INCOME FUND, INC.; PUERTO RICO FIXED INCOME FUND II, INC.; PUERTO RICO FIXED INCOME FUND III, INC.; PUERTO RICO FIXED INCOME FUND IV, INC.; PUERTO RICO FIXED INCOME FUND V, INC.; PUERTO RICO GNMA & U.S. GOVERNMENT TARGET MATURITY FUND, INC.; PUERTO RICO INVESTORS BOND FUND I; PUERTO RICO INVESTORS TAX-FREE FUND, INC.; PUERTO RICO INVESTORS TAX-FREE FUND II, INC.; PUERTO RICO INVESTORS TAX-FREE FUND III, INC.; PUERTO RICO INVESTORS TAX-FREE FUND IV, INC.; PUERTO RICO INVESTORS TAX-FREE FUND V, INC.; PUERTO RICO INVESTORS TAX-FREE FUND VI, INC.; PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC.; TAX-FREE PUERTO RICO FUND, INC.; TAX-FREE PUERTO RICO FUND II, INC.; TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC.; UBS IRA SELECT GROWTH & INCOME PUERTO RICO FUND, Defendants.